Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before tax	€ 224,018	€ 361,257	€ 350,453
Adjustments for:	1,023,275	780,436	574,493
Amortization and depreciation	441,918	407,864	359,767
Other adjustments:	581,357	372,572	214,726
(Profit) / losses on equity accounted investments	(62,818)	(101,996)	(65,744)
Impairment of assets and net provision charges	100,943	69,982	64,091
(Profit) / losses on disposal of fixed assets	7,182	(1,731)	1,196
Government grants taken to income	(10,260)	(16,440)	(5,608)
Finance cost / (income)	555,795	445,027	246,189
Other adjustments	(9,485)	(22,270)	(25,398)
Change in operating assets and liabilities	(369,608)	(609,219)	(140,908)
Change in inventories	(427,095)	(600,245)	(157,474)
Change in trade and other receivables	(53,140)	(80,170)	(16,806)
Change in current financial assets and other current assets	7,358	(9,010)	(7,075)
Change in current trade and other payables	103,269	80,206	40,447
Other cash flows used in operating activities	(669,402)	(543,341)	(187,063)
Interest paid	(528,942)	(350,387)	(155,120)
Interest received	13,747	4,054	407
Income tax paid	(158,854)	(196,436)	(30,595)
Other paid	4,647	(572)	(1,755)
Net cash from/ used in operating activities	208,283	(10,867)	596,975
Cash flows from investing activities
Payments for investments	(418,202)	(2,073,480)	(876,678)
Group companies, associates and business units	(29,474)	(1,533,264)	(519,128)
Property, plant and equipment and intangible assets	(295,420)	(375,560)	(315,088)
Property, plant and equipment	(209,538)	(266,491)	(247,373)
Intangible assets	(85,882)	(109,069)	(67,715)
Other financial assets	(93,308)	(164,656)	(42,462)
Proceeds from the sale of investments	20,566	94,657	22,529
Group companies, associates and business units	0	91,373	20,399
Property, plant and equipment	5,430	3,284	639
Other financial assets	15,136	0	1,491
Net cash used in investing activities	(397,636)	(1,978,823)	(854,149)
Cash flows from financing activities
Proceeds from and payments for equity instruments	0	(3,459)	(125,703)
Payments for treasury stock	0	(3,459)	(125,703)
Proceeds from and payments for financial liability instruments	180,579	(177,372)	2,746,380
Issue	1,637,798	1,134,168	3,324,399
Redemption and repayment	(1,351,367)	(1,207,253)	(495,327)
Lease payments	(105,852)	(104,287)	(82,692)
Dividends and interest on other equity instruments	0	10,125	(247,498)
Dividends paid	0	(592)	(258,946)
Dividends received	0	10,717	11,448
Other cash flows used in financing activities	5,466	(2,787)	(75,500)
Financing costs included in the amortized cost of the debt	0	0	(78,165)
Other amounts from / (used in) financing activities	5,466	(2,787)	2,665
Net cash from/(used in) financing activities	186,045	(173,493)	2,297,679
Effect of exchange rate fluctuations on cash	(15,094)	35,551	55,459
Net increase / (decrease) in cash and cash equivalents	(18,402)	(2,127,632)	2,095,964
Cash and cash equivalents at beginning of the year	547,979	2,675,611	579,647
Cash and cash equivalents at year end	€ 529,577	€ 547,979	€ 2,675,611